Accounting Standards and Basis of Preparation (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2018	Jun. 30, 2023
Accounting standards and Basis of preparation [Abstract]
Cumulative inflation rate	100.00%
Accumulated		3 years
Inflation accumulated		100.00%
Argentine price indexes	$ 6,351.7145		$ 1,709.6115